Income Taxes (Details) - Schedule of current and deferred components of the income tax expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expenses:
Domestic							$ 453
Foreign					1	189	85
Total current tax expense					1	189	538
Deferred tax expense:
Domestic							2,856
Foreign							3,031
Total deferred tax expense							5,887
Total provision for income taxes	$ 109	$ 137	$ 218	$ 275	$ 1	$ 189	$ 6,425